S000034846 [Member] Investment Risks - Wilmington Municipal Bond Fund	Apr. 30, 2026
Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Changing Fixed Income Market Conditions Risk. Interest rates have changed due to changes in Federal Reserve Bank (FRB) monetary policy actions, as well as the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Exchange Traded Funds ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Exchange-Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Municipal Securities Risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. There is a risk that the value of the Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, trade disputes, changes in trade regulation or economic sanctions, elevated levels of government debt, internal unrest and discord, lack of liquidity in the bond markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.

Non Investment Grade Securities Junk Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, which could result in a decline in the security’s, and therefore the Fund’s, value.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Call Risk. Issuers of callable securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income security. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Prepayment Risk. The risk that certain municipal securities may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Alternative Minimum Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.